UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		June 30, 2018
Shares		Fair Value
	Investments in Securities – 123.77%
	Common Stocks – 119.05%
	Brazil – 0.17%
	Finance - Credit Card – 0.17%
181,215	Pagseguro Digital Ltd *	$5,028,716
	Total Brazil (cost $5,829,895)	$5,028,716
	Canada – 0.67%
	Retail - Restaurants – 0.67%
327,580	Restaurant Brands International Inc	19,753,074
	Total Canada (cost $19,336,598)	$19,753,074
	China – 12.38%
	E-Commerce / Products – 3.00%
478,497	Alibaba Group Holding Ltd ADR * (a)	88,775,548
	Entertainment Software – 5.08%
777,142	Bilibili Inc ADR *	10,872,217
868,091	HUYA Inc ADR *	28,551,513
437,921	NetEase Inc ADR	110,649,499
		150,073,229
	Internet Application Software – 2.58%
1,522,700	Tencent Holdings Ltd	76,431,468
	Internet Content - Information / Networks – 1.24%
432,501	SINA Corp *	36,628,510
	Retail - Restaurants – 0.48%
372,401	Yum China Holdings Inc	14,322,542
	Total China (cost $266,430,888)	$366,231,297
	Finland – 0.20%
	Wireless Equipment – 0.20%
1,049,241	Nokia OYJ ADR	6,033,136
	Total Finland (cost $6,473,970)	$6,033,136
	France – 3.88%
	Aerospace / Defense - Equipment – 2.30%
579,531	Airbus SE	67,839,066
	Entertainment Software – 1.58%
426,121	UBISOFT Entertainment SA *	46,756,702
	Total France (cost $83,575,878)	$114,595,768
	Germany – 1.60%
	Athletic Footwear – 1.60%
217,183	adidas AG	47,405,288
	Total Germany (cost $40,760,956)	$47,405,288

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	Hong Kong – 2.14%
	Casino Hotels – 0.95%
999,038	Melco Resorts & Entertainment Ltd ADR	$27,973,064
	Energy - Alternate Sources – 1.19%
27,130,000	China Everbright International Ltd	35,064,681
	Total Hong Kong (cost $48,784,913)	$63,037,745
	Japan – 9.58%
	Audio / Video Products – 2.24%
1,298,000	Sony Corp	66,373,602
	Chemicals - Diversified – 0.91%
353,800	Nitto Denko Corp	26,776,558
	Chemicals - Specialty – 1.41%
469,300	Shin-Etsu Chemical Co Ltd	41,830,893
	Cosmetics & Toiletries – 0.51%
189,200	Shiseido Co Ltd	15,028,047
	Electronic Components - Miscellaneous – 0.31%
356,700	Alps Electric Co Ltd	9,165,063
	E-Marketing / Information – 0.82%
403,100	CyberAgent Inc	24,237,313
	Entertainment Software – 0.97%
208,700	Konami Holdings Corp	10,626,714
370,500	Square Enix Holdings Co Ltd	18,196,362
		28,823,076
	Finance - Other Services – 1.77%
2,807,738	Japan Exchange Group Inc	52,192,773
	Industrial Automation / Robotics – 0.23%
231,900	THK Co Ltd	6,647,249
	Metal Products - Distribution – 0.41%
414,673	MISUMI Group Inc	12,092,211
	Total Japan (cost $212,706,029)	$283,166,785
	Singapore – 0.41%
	Entertainment Software – 0.41%
805,927	Sea Ltd ADR *	12,088,905
	Total Singapore (cost $12,265,865)	$12,088,905

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States – 88.02%
	Aerospace / Defense – 5.51%
244,036	Boeing Co (a)	$81,876,518
145,506	General Dynamics Corp (a)	27,123,773
127,575	Northrop Grumman Corp	39,254,828
77,193	Raytheon Co	14,912,144
		163,167,263
	Applications Software – 6.06%
695,233	Five9 Inc *	24,034,205
172,103	HubSpot Inc *	21,581,716
1,172,540	Microsoft Corp (a)	115,624,169
688,018	Smartsheet Inc *	17,867,827
		179,107,917
	Building Products - Cement / Aggregate – 1.56%
101,317	Martin Marietta Materials Inc *	22,627,126
183,116	Vulcan Materials Co (a)	23,632,951
		46,260,077
	Building Maintenance & Service – 0.03%
42,900	BrightView Holdings Inc *	941,655
	Closed-End Funds – 0.48%
194,286	Altaba Inc *	14,223,678
	Coatings / Paint – 2.01%
145,736	Sherwin-Williams Co	59,397,622
	Commercial Services - Finance – 2.01%
408,317	Global Payments Inc	45,523,262
192,985	TransUnion	13,825,445
		59,348,707
	Commercial Services – 0.73%
116,005	Cintas Corp (a)	21,469,045
	Computer Aided Design – 6.29%
231,348	Aspen Technology Inc * (a)	21,455,214
2,035,255	Cadence Design Systems Inc * (a)	88,146,894
894,238	Synopsys Inc * (a)	76,519,946
		186,122,054
	Computers Data Security – 0.60%
208,798	Qualys Inc *	17,601,671
	Computer Software – 3.91%
679,998	Pivotal Software Inc *	16,503,551
1,564,273	SS&C Technologies Holdings Inc	81,185,769
657,621	Zuora Inc *	17,887,291
		115,576,611
	E-Commerce / Products – 4.87%
84,686	Amazon.com Inc *	143,949,263

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components - Semiconductors – 4.61%
115,475	Broadcom Inc	$28,018,854
578,435	Microchip Technology Inc	52,608,663
855,220	Xilinx Inc (a)	55,811,657
		136,439,174
	Enterprise Software / Services – 2.36%
334,210	Apptio Inc * (a)	12,098,402
266,015	Blackline Inc *	11,553,031
738,949	Coupa Software Inc *	45,992,186
		69,643,619
	Entertainment Software – 6.51%
1,043,647	Activision Blizzard Inc (a)	79,651,139
577,747	Electronic Arts Inc * (a)	81,473,882
265,977	Take-Two Interactive Software Inc *	31,481,038
		192,606,059
	Finance - Credit Card – 4.68%
396,292	MasterCard Inc, Class A (a)	77,879,304
457,916	Visa Inc, Class A (a)	60,650,974
		138,530,278
	Finance - Other Services – 4.14%
242,460	CME Group Inc (a)	39,744,043
1,124,100	Intercontinental Exchange Inc (a)	82,677,555
		122,421,598
	Internet Application Software – 2.42%
734,404	Okta Inc *	36,991,929
633,854	Zendesk Inc *	34,538,704
		71,530,633
	Internet Content - Entertainment – 7.83%
537,301	Facebook Inc, Class A * (a)	104,408,330
2,910,629	Twitter Inc *	127,107,168
		231,515,498
	Internet Security – 0.31%
259,607	Zscaler Inc *	9,280,950
	Internet Telephony – 1.53%
641,686	RingCentral Inc *	45,142,610

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Machinery - Electric Utilities – 0.97%
460,738	BWX Technologies Inc (a)	$28,713,192
	Medical - Biomedical / Genetics – 1.91%
600,920	Adverum Biotechnologies Inc *	3,184,876
91,052	Blueprint Medicines Corp *	5,779,981
193,665	Celgene Corp * (a)	15,380,874
718,855	Immunomedics Inc *	17,015,298
44,511	Magenta Therapeutics Inc *	600,899
2,144	Translate Bio Inc *	27,122
189,625	Ultragenyx Pharmaceutical Inc *	14,576,474
		56,565,524
	Medical - Drugs – 0.43%
757,713	Array BioPharma Inc *	12,714,424
	REITS - Diversified – 4.49%
429,925	American Tower Corp (a)	61,982,287
164,728	Equinix Inc (a)	70,814,920
		132,797,207
	Retail - Automobile – 0.43%
223,172	Copart Inc *	12,622,608
	Retail - Discount – 1.26%
437,162	Dollar Tree Inc * (a)	37,158,770
	Retail - Restaurants – 1.01%
383,285	Yum! Brands Inc (a)	29,980,553
	Semiconductor Components - Integrated Circuits – 3.78%
1,165,651	Analog Devices Inc (a)	111,809,244
	Semiconductor Equipment – 4.12%
532,488	Applied Materials Inc (a)	24,595,621
298,063	Lam Research Corp	51,520,190
1,197,202	Teradyne Inc (a)	45,577,480
		121,693,291
	Telecommunication Services – 0.15%
360,880	Switch Inc (a)	4,391,910
	Telephone - Integrated – 0.27%
222,424	Zayo Group Holdings Inc *	8,114,028
	Therapeutics – 0.75%
262,071	Agios Pharmaceuticals Inc * (a)	22,074,241
	Total United States (cost $1,769,592,791)	$2,602,910,974
	Total Common Stock (cost $2,465,757,783)	$3,520,251,688

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2018
Par		Fair Value
	Short-Term Securities – 4.72%
	United States – 4.72%
	Dreyfus Treasury & Agency Cash Management, Institutional
139,815,845	Shares, 1.70% (a) (b)	$139,815,845
	Total United States (cost $139,815,845)	$139,815,845
	Total Short-Term Securities (cost $139,815,845)	$139,815,845
	Total Investments in Securities (cost $2,605,573,628) - 123.77%	$3,660,067,533
	Other Liabilities in Excess of Assets - (23.77%)	$(702,997,370)
	Net Assets - 100.00%	$2,957,070,163

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018. $107,573,982 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2018
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Aerospace / Defense	5.51
Aerospace / Defense - Equipment	2.30
Applications Software	6.06
Athletic Footwear	1.60
Audio / Video Products	2.24
Building Products - Cement / Aggregate	1.56
Building Maintenance & Service	0.03
Casino Hotels	0.95
Chemicals - Diversified	0.91
Chemicals - Specialty	1.41
Closed-End Funds	0.48
Coatings / Paint	2.01
Commercial Services	0.73
Commercial Services - Finance	2.01
Computer Aided Design	6.29
Computers Data Security	0.60
Computer Software	3.91
Cosmetics & Toiletries	0.51
E-Commerce / Products	7.87
E-Marketing / Information	0.82
Electronic Components - Miscellaneous	0.31
Electronic Components - Semiconductors	4.61
Energy - Alternate Sources	1.19
Enterprise Software / Services	2.36
Entertainment Software	14.55
Finance - Credit Card	4.85
Finance - Other Services	5.91
Industrial Automation / Robotics	0.23
Internet Application Software	5.00
Internet Content - Entertainment	7.83
Internet Content - Information / Networks	1.24
Internet Security	0.31
Internet Telephony	1.53
Machinery - Electric Utilities	0.97
Medical - Biomedical / Genetics	1.91
Medical - Drugs	0.43
Metal Products - Distribution	0.41
REITS - Diversified	4.49
Retail - Automobile	0.43
Retail - Discount	1.26
Retail - Restaurants	2.16
Short-Term Securities	4.72
Semiconductor Components - Integrated Circuits	3.78
Semiconductor Equipment	4.12
Telecommunication Services	0.15
Telephone - Integrated	0.27
Therapeutics	0.75
Wireless Equipment	0.20
Total Investments in Securities	123.77%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			June 30, 2018
Amount (USD)	Contracts		Fair Value
		Purchased Options – 11.50%
		Equity Options – 11.38%
		Equity Call Options – 9.85%
		Argentina – 0.53%
		E-Commerce / Services – 0.53%
$48,575,000	1,943	MercadoLibre Inc, 01/18/2019, $250.00	$13,562,140
59,874,000	1,761	MercadoLibre Inc, 09/21/2018, $340.00	2,201,250
		Total Argentina (cost $27,226,112)	$15,763,390
		China – 0.54%
		E-Commerce / Products – 0.54%
29,529,800	7,771	JD.com Inc ADR, 01/18/2019, $38.00	3,730,080
92,718,600	23,774	JD.com Inc ADR, 09/21/2018, $39.00	6,442,754
25,472,700	7,719	JD.com Inc ADR, 12/21/2018, $33.00	5,866,440
		Total China (cost $29,002,801)	$16,039,274
		United States – 8.78%
		Automobile - Cars / Light Trucks – 0.06%
37,054,800	30,879	Ford Motor Co, 01/18/2019, $12.00	988,128
37,302,000	31,085	Ford Motor Co, 12/21/2018, $12.00	870,380
			1,858,508
		Beverage - Non-alcoholic – 0.06%
50,947,600	11,579	Coca-Cola Co, 11/16/2018, $44.00	1,841,061
		Commercial Services - Finance – 0.94%
50,160,000	12,540	Square Inc, 09/21/2018, $40.00	27,776,100
		Computers – 0.65%
133,732,500	8,105	Apple Inc, 11/16/2018, $165.00	17,831,000
13,124,000	772	Apple Inc, 10/19/2018, $170.00	1,312,400
			19,143,400
		Consumer Products - Miscellaneous – 0.00%
45,600,000	3,800	Kimberly-Clark Corp, 07/20/2018, $120.00	38,000
		Cosmetics & Toiletries – 0.23%
26,048,250	3,859	Colgate-Palmolive Co, 11/16/2018, $67.50	791,095
119,660,000	15,440	Proctor & Gamble Co, 01/18/2019, $77.50	6,098,800
			6,889,895
		Diversified Manufacturing Operations – 0.04%
45,601,600	28,501	General Electric Co, 09/21/2018, $16.00	399,014
30,876,800	19,298	General Electric Co, 12/21/2018, $16.00	714,026
			1,113,040
		E-Commerce / Products – 0.48%
88,755,000	582	Amazon.com Inc, 11/16/2018, $1,525.00	14,299,740
		Electronic Components - Semiconductors – 0.63%
116,570,000	23,314	Intel Corp, 01/18/2019, $50.00	8,975,890
35,910,000	1,890	NVIDIA Corp, 09/21/2018, $190.00	9,629,550
			18,605,440

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			June 30, 2018
Amount (USD)	Contracts		Fair Value
		Equity Call Options (continued)
		United States (continued)
		Enterprise Software / Services – 0.32%
$53,438,000	4,858	Workday Inc, 01/18/2019, $110.00	$9,570,260
		Entertainment Software – 0.52%
26,230,500	3,886	Activision Blizzard Inc, 01/18/2019, $67.50	4,896,360
23,637,500	3,782	Activision Blizzard Inc, 08/17/2018, $62.50	5,446,080
29,150,000	2,332	Electronic Arts Inc, 12/21/2018, $125.00	4,908,860
			15,251,300
		Food - Miscellaneous / Diversified – 0.09%
31,350,000	5,700	General Mills Inc, 10/19/2018, $55.00	68,400
47,843,750	7,655	Kraft Heinz Co, 10/19/2018, $62.50	2,449,600
			2,518,000
		Internet Content - Entertainment – 4.32%
84,506,000	5,828	Facebook Inc, Class A, 08/17/2018, $145.00	28,965,160
11,658,000	3,886	Twitter Inc, 12/21/2018, $30.00	5,770,710
54,400,500	15,543	Twitter Inc, 12/21/2018, $35.00	17,175,015
156,303,000	5,789	Netflix Inc, 12/21/2018, $270.00	75,835,900
			127,746,785
		Medical - Biomedical / Genetics – 0.11%
14,666,100	7,719	Exelixis Inc, 11/16/2018, $19.00	3,164,790
		Retail - Apparel / Shoes – 0.01%
13,300,000	3,800	Gap Inc, 09/21/2018, $35.00	418,000
		Retail - Building Products – 0.20%
30,872,000	3,859	Lowe's Cos Inc, 07/20/2018, $80.00	6,039,335
		Retail - Discount – 0.10%
31,745,000	4,535	Target Corp, 07/20/2018, $70.00	2,925,075
		Semiconductor Equipment – 0.02%
7,604,000	1,901	Teradyne Inc, 10/19/2018, $40.00	399,210
		Total United States (cost $231,006,372)	$259,597,939
		Total Equity Call Options (cost $287,235,285)	$291,400,603
		Equity Put Options – 1.53%
		United States – 1.53%
		Growth & Income - Large Cap – 1.47%
622,238,100	39,633	Invesco QQQ Trust Series 1 ETF, 01/18/2019, $157.00	19,222,004
555,074,500	38,281	PowerShares QQQ Trust Series 1 ETF, 09/21/2018, $145.00	3,636,695
645,528,000	26,897	SPDR S&P 500 ETF Trust, 09/21/2018, $240.00	4,169,035
353,134,200	13,226	SPDR S&P 500 ETF Trust, 09/21/2018, $267.00	7,155,266
456,516,600	18,334	SPDR S&P 500 ETF Trust, 12/21/2018, $249.00	9,332,006
			43,515,006
		Sector Fund - Technology – 0.06%
74,146,800	7,566	VanEck Vectors Semiconductor ETF, 08/17/2018, $98.00	1,664,520
		Total United States (cost $61,036,625)	$45,179,526
		Total Equity Put Options (cost $61,036,625)	$45,179,526
		Total Equity Options (cost $348,271,910)	$336,580,129

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			June 30, 2018
Amount (USD)	Contracts		Fair Value
		Currency Put Options – 0.12%
		United States – 0.12%
		Currency – 0.12%
$272,000,000	272,000,000	USD / CNH, 01/11/2019, $6.80	$2,895,392
132,000,000	132,000,000	USD / CNH, 09/14/2018, $6.80	594,293
			3,489,685
		Total United States (cost $1,238,526)	$3,489,685
		Total Currency Put Options (cost $1,238,526)	$3,489,685
		Total Purchased Options (cost $349,510,436)	$340,069,814

	ADR	American Depositary Receipt
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

June 30, 2018
Percentage of
Purchased Options - By Industry	Net Assets (%)
Automobile - Cars / Light Trucks	0.06
Beverage - Non-alcoholic	0.06
Commercial Services - Finance	0.94
Computers	0.65
Consumer Products - Miscellaneous	0.00
Cosmetics & Toiletries	0.23
Currency	0.12
Diversified Manufacturing Operations	0.04
E-Commerce / Products	1.02
E-Commerce / Services	0.53
Electronic Components - Semiconductors	0.63
Enterprise Software / Services	0.32
Entertainment Software	0.52
Food - Miscellaneous / Diversified	0.09
Growth & Income - Large Cap	1.47
Internet Content - Entertainment	4.32
Medical - Biomedical / Genetics	0.11
Retail - Apparel / Shoes	0.01
Retail - Building Products	0.20
Retail - Discount	0.10
Sector Fund - Technology	0.06
Semiconductor Equipment	0.02
Total Purchased Options	11.50%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		June 30, 2018
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 45.55%
	Common Stocks – 45.55%
	Argentina – 1.28%
	E-Commerce / Services – 1.28%
126,719	MercadoLibre Inc	$37,880,111
	Total Argentina (proceeds $42,185,093)	$37,880,111
	China – 1.24%
	Computers – 0.14%
7,624,000	Lenovo Group Ltd	4,130,037
	E-Commerce / Products – 0.75%
571,985	JD.com Inc ADR	22,278,816
	Metal Processors & Fabrication – 0.12%
6,610,800	China Zhongwang Holdings Ltd	3,496,908
	Semiconductor Components - Integrated Circuits – 0.23%
5,220,500	Semiconductor Manufacturing International Corp	6,787,259
	Total China (proceeds $41,320,788)	$36,693,020
	Hong Kong – 1.34%
	Distribution / Wholesale – 0.07%
5,500,000	Li & Fung Ltd	2,019,005
	Electric - Integrated – 0.68%
546,000	CLP Holdings Ltd	5,880,733
2,020,500	Power Assets Holdings Ltd	14,125,949
		20,006,682
	Gas - Distribution – 0.59%
9,100,894	Hong Kong & China Gas Co Ltd	17,423,529
	Total Hong Kong (proceeds $39,511,152)	$39,449,216
	India – 0.63%
	Computer Services – 0.63%
952,264	Infosys Ltd ADR	18,502,490
	Total India (proceeds $15,668,747)	$18,502,490
	Japan – 4.61%
	Automobile - Cars / Light Trucks – 0.45%
103,873	Toyota Motor Corp ADR	13,379,881

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Electric - Integrated – 0.83%
1,077,000	Chubu Electric Power Co Inc	$16,150,381
575,821	Kansai Electric Power Co Inc	8,400,909
		24,551,290
	Gas - Distribution – 0.43%
476,100	Tokyo Gas Co Ltd	12,639,119
	Industrial Automation / Robotics – 1.24%
95,000	FANUC Corp	18,873,065
48,600	SMC Corp	17,827,093
		36,700,158
	Office Automation & Equipment – 1.18%
1,068,600	Canon Inc	35,029,897
	Retail - Apparel / Shoes – 0.48%
30,900	Fast Retailing Co Ltd	14,202,311
	Total Japan (proceeds $135,669,268)	$136,502,656
	Netherlands – 2.21%
	Semiconductor Equipment – 2.21%
329,508	ASML Holding NV	65,232,699
	Total Netherlands (proceeds $66,247,238)	$65,232,699
	Sweden – 0.24%
	Networking Products – 0.24%
933,313	Telefonaktiebolaget LM Ericsson ADR	7,158,511
	Total Sweden (proceeds $6,880,278)	$7,158,511
	Switzerland – 0.46%
	Electronic Components - Semiconductors – 0.46%
608,885	STMicroelectronics NV	13,468,536
	Total Switzerland (proceeds $12,341,042)	$13,468,536
	United States – 33.55%
	Advertising Agencies – 0.93%
361,022	Omnicom Group Inc	27,535,148
	Apparel Manufacturers – 0.34%
454,033	Hanesbrands Inc	9,997,807
	Automobile - Cars / Light Trucks – 1.00%
2,680,167	Ford Motor Co	29,669,449

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Beverages - Non-alcoholic – 1.66%
1,118,190	Coca-Cola Co	$49,043,813
	Commercial Services - Finance – 2.33%
924,020	Square Inc	56,956,593
590,846	Western Union Co	12,011,899
		68,968,492
	Computer Services – 0.50%
366,590	Teradata Corp	14,718,589
	Consumer Products - Miscellaneous – 1.47%
413,997	Kimberly-Clark Corp	43,610,444
	Cosmetics & Toiletries – 2.59%
192,984	Colgate-Palmolive Co	12,507,293
820,878	Proctor & Gamble Co	64,077,737
		76,585,030
	Diversified Manufacturing Operations – 0.56%
38,856	3M Co	7,643,752
648,913	General Electric Co	8,831,706
		16,475,458
	Electric - Integrated – 2.52%
442,473	Consolidated Edison Inc	34,504,045
390,805	Duke Energy Corp	30,904,859
199,087	Southern Co	9,219,719
		74,628,623
	Electronic Components - Semiconductors – 2.72%
126,284	NVIDIA Corp	29,916,680
458,514	Texas Instruments Inc	50,551,169
		80,467,849
	Enterprise Software / Services – 1.44%
350,769	Workday Inc	42,485,141
	Food - Confectionery – 0.55%
176,995	Hershey Co	16,471,155
	Food - Miscellaneous / Diversified – 1.54%
418,025	General Mills Inc	18,501,787
428,426	Kraft Heinz Co	26,913,721
		45,415,508
	Internet Content - Entertainment – 3.92%
296,238	Netflix Inc	115,956,440
	Medical - Biomedical / Genetics – 0.14%
197,898	Exelixis Inc	4,258,765

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Real Estate Management / Services – 0.15%
194,269	Realogy Holdings Corp	$4,429,333
	REITS - Apartments – 0.89%
153,828	AvalonBay Communities Inc	26,441,495
	REITS - Diversified – 0.28%
110,193	Vornado Realty Trust	8,145,467
	REITS - Health Care – 0.29%
153,120	Ventas Inc	8,720,184
	REITS - Office Property – 0.56%
40,443	Boston Properties Inc	5,072,361
114,697	SL Green Realty Corp	11,530,489
		16,602,850
	REITS - Regional Malls – 0.65%
113,609	Simon Property Group Inc	19,335,116
	REITS - Shopping Centers – 0.91%
115,552	Federal Realty Investment Trust	14,623,106
197,200	Regency Centers Corp	12,242,176
		26,865,282
	REITS - Storage – 1.11%
119,319	Extra Space Storage Inc	11,909,229
92,134	Public Storage	20,901,519
		32,810,748
	Retail - Apparel / Shoes – 0.65%
729,370	Ascena Retail Group Inc	2,906,539
572,073	Chico's FAS Inc	4,656,674
116,572	Gap Inc	3,775,767
311,146	Tailored Brands Inc	7,940,446
		19,279,426
	Retail - Arts & Crafts – 0.36%
562,224	Michaels Cos Inc	10,777,834
	Retail - Bedding – 0.13%
188,245	Bed Bath & Beyond Inc	3,750,782
	Retail - Discount – 1.04%
403,371	Target Corp	30,704,601
	Retail - Mail Order – 0.21%
98,952	Williams-Sonoma Inc	6,073,674
	Retail - Miscellaneous / Diversified – 0.33%
616,754	Sally Beauty Holdings Inc	9,886,567

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Regional Department Stores – 0.87%
112,329	Dillard's Inc, Class A	$10,615,091
205,290	Kohl's Corp	14,965,641
		25,580,732
	Retail - Restaurants – 0.77%
169,589	Cheesecake Factory Inc	9,337,570
271,999	Starbucks Corp	13,287,151
		22,624,721
	Theaters – 0.13%
106,858	Cinemark Holdings Inc	3,748,577
	Total United States (proceeds $979,660,380)	$992,065,100
	Total Common Stocks (proceeds $1,339,483,986)	$1,346,952,339
	Total Securities Sold, Not Yet Purchased (proceeds $1,339,483,986)	$1,346,952,339

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

June 30, 2018
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Advertising Agencies	0.93
Apparel Manufacturers	0.34
Automobile - Cars / Light Trucks	1.45
Beverages - Non-alcoholic	1.66
Commercial Services - Finance	2.33
Computers	0.14
Computer Services	1.13
Consumer Products - Miscellaneous	1.47
Cosmetics & Toiletries	2.59
Distribution / Wholesale	0.07
Diversified Manufacturing Operations	0.56
E-Commerce / Products	0.75
E-Commerce / Services	1.28
Electric - Integrated	4.03
Electronic Components - Semiconductors	3.18
Enterprise Software / Services	1.44
Food - Confectionery	0.55
Food - Miscellaneous / Diversified	1.54
Gas - Distribution	1.02
Industrial Automation / Robotics	1.24
Internet Content - Entertainment	3.92
Medical - Biomedical / Genetics	0.14
Metal Processors & Fabrication	0.12
Networking Products	0.24
Office Automation & Equipment	1.18
Real Estate Management / Services	0.15
REITS - Apartments	0.89
REITS - Diversified	0.28
REITS - Health Care	0.29
REITS - Office Property	0.56
REITS - Regional Malls	0.65
REITS - Shopping Centers	0.91
REITS - Storage	1.11
Retail - Apparel / Shoes	1.13
Retail - Arts & Crafts	0.36
Retail - Bedding	0.13
Retail - Discount	1.04
Retail - Mail Order	0.21
Retail - Miscellaneous / Diversified	0.33
Retail - Regional Department Stores	0.87
Retail - Restaurants	0.77
Semiconductor Components - Integrated Circuits	0.23
Semiconductor Equipment	2.21
Theaters	0.13
Total Securities Sold, Not Yet Purchased	45.55%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Swap Contracts – 2.51%
	Total Return Swap Contracts - Appreciation – 3.39%
	Australia – 0.00%
	Commercial Banks Non-US – 0.00%
$(3,007,740)	12/23/2019	Bank of Queensland Ltd	$83,572
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$83,572

	Japan – 0.09%
	Electric Products - Miscellaneous – 0.02%
(12,106,118)	3/4/2019	Brother Industries Ltd	599,475
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Brother Industries Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Electric - Integrated – 0.04%
(7,994,951)	3/4/2019	Tokyo Electric Power Co Inc	1,058,961
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Office Automation & Equipment – 0.02%
$(21,217,715)	3/4/2019	Ricoh Company Ltd	$679,888
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Photo Equipment & Supplies – 0.01%
(4,822,932)	3/4/2019	Nikon Corp	420,412
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$2,758,736

	South Korea – 0.94%
	Electronic Components - Semiconductors – 0.94%
(19,342,664)	3/4/2019	Hynix Semiconductor Inc	605,609
		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Hynix Semiconductor Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.05%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	South Korea (continued)
	Electronic Components - Semiconductors (continued)
$24,014,379	3/4/2019	Samsung Electronics Co Ltd	$27,107,828
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$27,713,437

	Spain – 0.28%
	Food - Retail – 0.11%
(6,214,428)	2/25/2019	Distribuidora Internacional de Alimentacion SA	3,135,085
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Satellite Telecommunications – 0.18%
13,336,854	2/25/2019	Cellnex Telecom SAU	5,237,689
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$8,372,774

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Taiwan – 0.07%
	Computers - Peripheral Equipment – 0.07%
$(14,253,941)	3/4/2019	Innolux Display Corp	$2,076,926
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.13%**.
	Electronic Components - Miscellaneous – 0.00%
(8,403,067)	3/4/2019	Hon Hai Precision Industry	125,884
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Taiwan		$2,202,810

	United Kingdom – 0.17%
	Retail - Discount – 0.08%
8,452,660	12/10/2018	B&M European Value Retail SA	2,331,327
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Retail - Major Department Store – 0.09%
(14,065,346)	12/10/2018	Marks & Spencer Group PLC	2,546,200
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$4,877,527

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	United States – 1.84%
	Private Equity – 0.24%
$23,679,121	3/4/2019	KKR & Co LP	$7,204,279
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Web Portals / ISP – 1.60%
53,744,648	3/4/2019	Alphabet Inc, Class A	47,060,925
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$54,265,204
	Total Return Swap Contracts - Appreciation****		$100,274,060

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation – 0.88%
	Australia – 0.29%
	Commercial Banks Non-U.S. – 0.03%
$(25,394,453)	12/23/2019	Australia & New Zealand Banking Group Ltd	$412,257
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(28,219,725)	12/23/2019	Westpac Banking Corp	626,409
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			1,038,666
	Food - Retail – 0.26%
(30,600,882)	12/23/2019	Wesfarmers Ltd	6,045,452
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(22,840,958)	12/23/2019	Woolworths Group Ltd	1,518,170
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			7,563,622
	Total Australia		$8,602,288

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Japan – 0.08%
	Electric Products - Miscellaneous – 0.03%
$(9,163,007)	3/4/2019	Casio Computer Co Ltd	$859,204
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Gas - Distribution – 0.05%
(28,794,943)	3/4/2019	Osaka Gas Co Ltd	1,388,929
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$2,248,133

	Netherlands – 0.14%
	Food - Retail – 0.14%
(21,070,844)	2/25/2019	Koninklijke Ahold Delhaize NV	4,200,471
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Koninklijke Ahold Delhaize NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$4,200,471

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Taiwan – 0.17%
	Electronic Components - Miscellaneous – 0.03%
$(14,882,020)	3/4/2019	AU Optronics Corp	$1,015,280
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 5.50%**.
	Miscellaneous Manufacturer – 0.06%
7,347,791	3/4/2019	Airtac International Group	1,816,565
		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Airtac International Group in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Semiconductor Components - Integrated Circuits – 0.08%
(5,245,667)	3/4/2019	United Microelectronics Corp	2,300,857
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Taiwan		$5,132,702

	United Kingdom – 0.15%
	Retail - Apparel / Shoes – 0.15%
(16,231,338)	12/10/2018	Next PLC	4,305,630
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$4,305,630

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	United States – 0.06%
	Private Equity – 0.06%
$19,044,812	3/4/2019	Carlyle Group LP	$1,566,787
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total United States		$1,566,787
	Total Return Swap Contracts - Depreciation*****		$26,056,011

	Total Swap Contracts, net		$74,218,049

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2018.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the fair value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in an appreciated position.
*****	Includes all Total Return Swap Contracts in a depreciated position.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

June 30, 2018
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Commercial Banks Non-U.S.	(0.03)
Computers - Peripheral Equipment	0.07
Electric Products - Miscellaneous	(0.01)
Electric - Integrated	0.04
Electronic Components - Miscellaneous	(0.03)
Electronic Components - Semiconductors	0.94
Food - Retail	(0.29)
Gas - Distribution	(0.05)
Miscellaneous Manufacturer	(0.06)
Office Automation & Equipment	0.02
Photo Equipment & Supplies	0.01
Private Equity	0.18
Retail - Apparel / Shoes	(0.15)
Retail - Discount	0.08
Retail - Major Department Store	0.09
Satellite Telecommunications	0.18
Semiconductor Components - Integrated Circuits	(0.08)
Web Portals / ISP	1.60
Total Swap Contracts	2.51%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited)

						June 30, 2018
						Unrealized
	Settlement	Currency	Contracts	Currency	Contracts	Appreciation /
Counterparty	Date	Sold	to Deliver	Bought	to be Received	Depreciation
Forward Contracts - Appreciation – 0.14%
Morgan Stanley & Co., Inc	4/15/2019	CNH	505,638,658	USD	79,615,597	$4,062,634
Total Forward Contracts - Appreciation						$4,062,634

CNH	Chinese Renminbi Yuan
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited) (concluded)

June 30, 2018
Percentage of
Forward Contracts	Net Assets (%)
Currency	0.14
Total Forward Contracts	0.14%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2018 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2018.

				Balance
	Level 1	Level 2	Level 3	June 30, 2018
Assets
Investment Securities
Common Stocks	$3,520,251,688	$-	$-	$3,520,251,688
Short-Term Securities	139,815,845	-	-	139,815,845
Forward Contracts	-	4,062,634	-	4,062,634
Purchased Options	336,580,129	3,489,685	-	340,069,814
Total Return Swap Contracts	-	100,274,060	-	100,274,060
Total Assets	$3,996,647,662	$107,826,379	$-	$4,104,474,041

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$1,346,952,339	$-	$-	$1,346,952,339
Total Return Swap Contracts	-	26,056,011	-	26,056,011
Total Liabilities	$1,346,952,339	$26,056,011	$-	$1,373,008,350

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2018 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2018, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

       ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2018 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2018, the net amount of the fair value of the above-mentioned investments was $74,218,049.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2018, the fair value of the above-mentioned investments was $336,580,129.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2018 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2018, the fair value of the forward contracts was $4,062,634,

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2018, the fair value of the currency options was $3,489,685.

4.	Federal Income Tax Information

During the year ended September 30, 2017, taxable gain differed from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2017, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2016 and certain ordinary losses realized after December 31, 2016 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2017, the Fund incurred and elected to defer qualified late-year ordinary loss of $141,604,859.

As of September 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	55,379,968
Accumulated realized capital and other losses	(141,604,859)
Net unrealized appreciation/ (depreciation)	910,696,651
Total	$824,471,760

As of June 30, 2018, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$1,115,192,602
Excess of tax cost over value (gross depreciation)	(29,221,260)
Net unrealized appreciation	$1,085,971,342

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/27/2018

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/27/2018

* Print the name and title of each signing officer under his or her signature.